Derivative Warrants - Series A and Series B Warrants - Additional Information (Details) $ in Millions				2 Months Ended		4 Months Ended
	Aug. 20, 2020 shares	Aug. 19, 2020 shares	Aug. 18, 2020 $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2021 shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants exercised				35,000,000.0
Weighted average exercise price of warrant | $ / shares					$ 0.1766
Issuance of common shares				35,000,000.0
Gross proceeds from exercise of warrants | $				$ 8.0
Warrants outstanding								99,333,334
2020 Series A and Series B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Term of warrants			5 years
2020 Series A Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of warrants issued			40,100,000
Warrant exercise price | $ / shares			$ 0.75		$ 0.1766		$ 0.1766
Warrants exercised						39,600,000
Weighted average exercise price of warrant | $ / shares							$ 0.1766
Issuance of common shares						39,600,000
Gross proceeds from exercise of warrants | $						$ 9.1
Warrants outstanding								500,000
2020 Series B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Number of warrants issued			14,300,000
Warrant exercise price | $ / shares			$ 0.0001
Warrants exercised	5,100,000	9,200,000